Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Total Return Series, Inc.
Entity Central Index Key	0000912763
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000030200
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond Fund
Class Name	Class A Shares
Trading Symbol	TLRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
AssetsNet	$ 15,174,481,775
Holdings Count | Holding	976
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$15,174,481,775 Number of Investments976 Portfolio Turnover13%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	0.6%
Foreign Governments/Agencies	0.6%
Cash Equivalents	2.1%
Emerging Markets Core Fund	2.6%
High Yield Bond Core Fund	2.8%
Project and Trade Finance Core Fund	9.4%
Collaterized Mortgage Obligations	9.4%
Mortgage-Backed Securities	19.8%
Corporate Bonds	26.6%
U.S. Treasuries	29.0%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000030202
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond Fund
Class Name	Class C Shares
Trading Symbol	TLRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$71	1.43%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%
AssetsNet	$ 15,174,481,775
Holdings Count | Holding	976
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$15,174,481,775 Number of Investments976 Portfolio Turnover13%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	0.6%
Foreign Governments/Agencies	0.6%
Cash Equivalents	2.1%
Emerging Markets Core Fund	2.6%
High Yield Bond Core Fund	2.8%
Project and Trade Finance Core Fund	9.4%
Collaterized Mortgage Obligations	9.4%
Mortgage-Backed Securities	19.8%
Corporate Bonds	26.6%
U.S. Treasuries	29.0%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000030204
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond Fund
Class Name	Institutional Shares
Trading Symbol	FTRBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 15,174,481,775
Holdings Count | Holding	976
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$15,174,481,775 Number of Investments976 Portfolio Turnover13%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	0.6%
Foreign Governments/Agencies	0.6%
Cash Equivalents	2.1%
Emerging Markets Core Fund	2.6%
High Yield Bond Core Fund	2.8%
Project and Trade Finance Core Fund	9.4%
Collaterized Mortgage Obligations	9.4%
Mortgage-Backed Securities	19.8%
Corporate Bonds	26.6%
U.S. Treasuries	29.0%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000030203
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond Fund
Class Name	Class R Shares
Trading Symbol	FTRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R Shares	$56	1.12%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%
AssetsNet	$ 15,174,481,775
Holdings Count | Holding	976
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$15,174,481,775 Number of Investments976 Portfolio Turnover13%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	0.6%
Foreign Governments/Agencies	0.6%
Cash Equivalents	2.1%
Emerging Markets Core Fund	2.6%
High Yield Bond Core Fund	2.8%
Project and Trade Finance Core Fund	9.4%
Collaterized Mortgage Obligations	9.4%
Mortgage-Backed Securities	19.8%
Corporate Bonds	26.6%
U.S. Treasuries	29.0%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000157740
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond Fund
Class Name	Class R6 Shares
Trading Symbol	FTRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R6 Shares	$18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
AssetsNet	$ 15,174,481,775
Holdings Count | Holding	976
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$15,174,481,775 Number of Investments976 Portfolio Turnover13%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	0.6%
Foreign Governments/Agencies	0.6%
Cash Equivalents	2.1%
Emerging Markets Core Fund	2.6%
High Yield Bond Core Fund	2.8%
Project and Trade Finance Core Fund	9.4%
Collaterized Mortgage Obligations	9.4%
Mortgage-Backed Securities	19.8%
Corporate Bonds	26.6%
U.S. Treasuries	29.0%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000030199
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond Fund
Class Name	Service Shares
Trading Symbol	FTRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 15,174,481,775
Holdings Count | Holding	976
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$15,174,481,775 Number of Investments976 Portfolio Turnover13%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	0.6%
Foreign Governments/Agencies	0.6%
Cash Equivalents	2.1%
Emerging Markets Core Fund	2.6%
High Yield Bond Core Fund	2.8%
Project and Trade Finance Core Fund	9.4%
Collaterized Mortgage Obligations	9.4%
Mortgage-Backed Securities	19.8%
Corporate Bonds	26.6%
U.S. Treasuries	29.0%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]